LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                       LOOMIS SAYLES SMALL CAP VALUE FUND
                      LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                            LOOMIS SAYLES VALUE FUND
                          LOOMIS SAYLES WORLDWIDE FUND
                                  (the "Funds")

     Supplement dated October 7, 2005 to the Loomis Sayles Retail Equity Funds Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

Effective September 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. As a result of these new arrangements, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------



                                                                                    Total
                                                    Distribution                 Annual Fund
                                     Management       (12b-1)         Other       Operating    Fee Waiver/       Net
Fund/Class                              Fees            Fees        Expenses+     Expenses    Reimbursement  Expenses
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
Loomis Sayles Aggressive Growth
Fund(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.39%         1.14%         0.14%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.62%         1.62%         0.37%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
Loomis Sayles Small Cap Growth
Fund(1)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.54%         1.29%         0.29%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.67%         1.67%         0.42%         1.25%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
Loomis Sayles Small Cap Value
Fund(2)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.19%         0.94%         0.04%         0.90%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Retail Class                      0.75%           0.25%          0.31%         1.31%         0.16%         1.15%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Admin Class                       0.75%           0.25%          0.44%*        1.44%         0.04%         1.40%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
Loomis Sayles Tax-Managed Equity
Fund(3)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          1.80%         2.30%         1.65%         0.65%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
Loomis Sayles Value Fund(4)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.50%           0.00%          0.39%         0.89%         0.04%         0.85%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
Loomis Sayles Worldwide Fund(5)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------
     Institutional Class               0.75%           0.00%          0.69%         1.44%         0.44%         1.00%
---------------------------------- --------------- --------------- ------------- ------------- ------------- ------------

 +   Other expenses have been restated to reflect current fees and expenses.

(1) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares and 1.25% for Retail class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.90% for Institutional class shares, 1.15% for Retail class shares and 1.40% for Admin class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.65% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(4) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.85% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(5) Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.00% for Institutional class shares. The undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

* Other expenses include an administrative fee of 0.25% for Admin Class shares.

Example

---------------------------------------------------- ------------ -------------- -------------- -------------
Fund/Class                                             1 Year*      3 Years*       5 Years*      10 Years*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Loomis Sayles Aggressive Growth Fund
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $348           $614          $1,374
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $475           $846          $1,891
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Loomis Sayles Small Cap Growth Fund
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $380           $680          $1,531
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $127          $486           $868          $1,941
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Loomis Sayles Small Cap Value Fund
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $92          $296           $516          $1,151
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Retail Class                                       $117          $399           $703          $1,565
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Admin Class                                        $143          $452           $783          $1,721
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Loomis Sayles Tax-Managed Equity Fund
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $66          $559          $1,080         $2,508
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Loomis Sayles Value Fund
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                 $87          $280           $489          $1,092
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
Loomis Sayles Worldwide Fund
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
     Institutional Class                                $102          $412           $745          $1,686
---------------------------------------------------- ------------ -------------- -------------- -------------

* The Example for each Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.


                                                                   M-LSSP32-1005

     LOOMIS SAYLES INVESTMENT GRADE BOND FUND - CLASS J (THE "FUND")

     Supplement dated October 7, 2005 to the Loomis Sayles Investment Grade Bond Fund Class J Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

Effective September 1, 2005, the Fund entered into a new custodian agreement with State Street Bank and Trust Company. The expenses of the Fund have been reduced as a result of this new arrangement. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------- --------------- --------------- ------------- ----------------
                                                    DISTRIBUTION
                                                   AND/OR SERVICE                 TOTAL ANNUAL
                                     MANAGEMENT       (12B-1)         OTHER      FUND OPERATING
FUND                                    FEES            FEES        EXPENSES*       EXPENSES
---------------------------------- --------------- --------------- ------------- ----------------
---------------------------------- --------------- --------------- ------------- ----------------
LOOMIS SAYLES INVESTMENT GRADE
BOND FUND - CLASS J**                  0.40%           0.75%          0.15%           1.30%
---------------------------------- --------------- --------------- ------------- ----------------

* Other expenses have been restated to reflect changes to the custodian fees for the Fund effective September 1, 2005.

** Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.30% annually of this Fund's average daily net assets. This undertaking is in effect through January 31, 2006, and will be re-evaluated on an annual basis thereafter.

EXAMPLE*

---------------------------------------------------- ------------ -------------- -------------- -------------
FUND                                                   1 YEAR*      3 YEARS*       5 YEARS*      10 YEARS*
---------------------------------------------------- ------------ -------------- -------------- -------------
---------------------------------------------------- ------------ -------------- -------------- -------------
LOOMIS SAYLES INVESTMENT GRADE BOND FUND - CLASS J      $478          $748          $1,038         $1,863
---------------------------------------------------- ------------ -------------- -------------- -------------

* The Example is based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.



                                                                   M-LSSP35-1005

                            LOOMIS SAYLES GROWTH FUND
                           LOOMIS SAYLES RESEARCH FUND
                                  (THE "FUNDS")

 Supplement dated October 7, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated February 1, 2005, as revised May 1, 2005, as may be revised and supplemented from time to time

Effective September 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------- -------------------------------- --------------------------------
                              LOOMIS SAYLES GROWTH FUND(1)    LOOMIS SAYLES RESEARCH FUND(2)
---------------------------- -------------------------------- --------------------------------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
                              CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Management fees                0.50%      0.50%      0.50%      0.50%      0.50%      0.50%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Distribution and/or
service (12b-1) fees           0.25%     1.00%*     1.00%*      0.25%     1.00%*     1.00%*
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Other expenses+                0.82%      0.82%      0.82%      1.18%      1.18%      1.18%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Total annual fund
operating expenses             1.57%      2.32%      2.32%      1.93%      2.68%      2.68%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Fee waiver and/or expense
reimbursement                  0.47%      0.47%      0.47%      0.68%      0.68%      0.68%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------
Net expenses                   1.10%      1.85%      1.85%      1.25%      2.00%      2.00%
---------------------------- ---------- ---------- ---------- ---------- ---------- ----------

+ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.10%, 1.85% and 1.85% of the Fund's average daily net assets for Classes A, B and C shares, respectively through January 31, 2006, and to maintain the Fund's expense limit at no greater than 1.25%, 2.00% and 2.00% for Classes A, B and C, respectively, through January 31, 2007. This undertaking will be reevaluated on an annual basis thereafter. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00% and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

EXAMPLE*

C
----------------- ------------------------------------------------------ --------------------------------------------------------
                                LOOMIS SAYLES GROWTH FUND                              LOOMIS SAYLES RESEARCH FUND
----------------- ------------------------------------------------------ --------------------------------------------------------
----------------- ---------- --------------------- --------------------- ---------- --------------------- -----------------------
                   CLASS A         CLASS B               CLASS C          CLASS A         CLASS B                CLASS C
----------------- ---------- --------------------- --------------------- ---------- --------------------- -----------------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
                                (1)        (2)        (1)        (2)                   (1)        (2)        (1)         (2)
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
1 year              $681       $688       $188       $288       $188       $695       $703       $203       $303        $203
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
3 years             $968       $947       $647       $647       $647      $1,084     $1,068      $768       $768        $768
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
5 years            $1,309     $1,367     $1,167     $1,167     $1,167     $1,498     $1,559     $1,359     $1,359      $1,359
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------
10 years**         $2,270     $2,405     $2,405     $2,593     $2,593     $2,647     $2,780     $2,780     $2,692      $2,692
----------------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ------------

(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.

* The Example for Loomis Sayles Research Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Example for Loomis Sayles Growth Fund is based on the Net Expenses for the first two years at the expense limit currently in effect and those committed to be in effect through January 31, 2007 and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

                                                                      SP277-1005

                            LOOMIS SAYLES GROWTH FUND
                           LOOMIS SAYLES RESEARCH FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the IXIS Advisor Equity Funds Class Y Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

Effective September 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------- -------------------------- ------------------------
                               LOOMIS SAYLES GROWTH      LOOMIS SAYLES RESEARCH
                                      FUND(1)                    FUND(2)
                                      CLASS Y                    CLASS Y
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Management fees                        0.50%                      0.50%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Distribution and/or                    0.00%                      0.00%
service (12b-1) fees
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Other expenses+                        0.47%                      0.81%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Total annual fund
operating expenses                     0.97%                      1.31%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Fee waiver and/or expense
reimbursement                          0.12%                      0.46%
---------------------------- -------------------------- ------------------------
---------------------------- -------------------------- ------------------------
Net expenses                           0.85%                      0.85%
---------------------------- -------------------------- ------------------------

+ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares through January 31, 2006 and to maintain the Fund's expense limit at no greater than 1.00% for Class Y shares through January 31, 2007. This undertaking will be reevaluated on an annual basis thereafter. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.85% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

EXAMPLE*

------------------ ----------------------- -------------------
                    LOOMIS SAYLES GROWTH     LOOMIS SAYLES
                            FUND             RESEARCH FUND
                          CLASS Y               CLASS Y
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
1 Year                   $87                    $87
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
3 Years                  $297                  $370
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
5 Years                  $525                  $674
------------------ ----------------------- -------------------
------------------ ----------------------- -------------------
10 Years                $1,179                $1,539
------------------ ----------------------- -------------------

* The Example for Loomis Sayles Research Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Example for Loomis Sayles Growth Fund is based on the Net Expenses for the first two years at the expense limit currently in effect and those committed to be in effect through January 31, 2007 and on the Total Annual Fund Operating Expenses for the remaining years. Reflects current fees and expenses.

                                                                      SP278-1005

                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND
              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus dated February 1, 2005 as revised May 1, 2005, as may be revised and supplemented from time to time

(This supplement replaces the supplement for the Loomis Sayles Limited Term Government and Agency Fund dated May 12, 2005 and the supplement for the Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund and Loomis Sayles Massachusetts Tax Free Income Fund dated June 16, 2005)

Effective October 1, 2005 (September 1, 2005, for the Loomis Sayles Investment Grade Bond Fund), the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Also effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------------------ -----------------------------------
                              CORE PLUS BOND FUND(1)                 HIGH INCOME FUND(2)
----------------------- ------------------------------------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
                         CLASS A      CLASS B     CLASS C     CLASS A     CLASS B      CLASS C
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Management fees           0.42%        0.42%       0.42%       0.60%       0.60%        0.60%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Distribution and/or
service (12b-1) fees
                          0.25%       1.00%*       1.00%*      0.25%       1.00%*      1.00%*
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Other expenses++          0.50%        0.50%       0.50%       0.58%       0.58%        0.58%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Total annual fund
operating expenses        1.17%        1.92%       1.92%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Fee Waiver and/or
Expense Reimbursement
                          0.12%        0.12%       0.12%       0.00%       0.00%        0.00%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Net Expenses              1.05%        1.80%       1.80%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------

----------------------- -------------------------------------- ---------------------------------- --------------------------------
                            INVESTMENT GRADE BOND FUND(3)      LIMITED TERM GOVERNMENT AND AGENCY   MASSACHUSETTS TAX FREE INCOME
                                                                              FUND+                            FUND(4)
----------------------- -------------------------------------- ---------------------------------- --------------------------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
                         CLASS A      CLASS B       CLASS C    CLASS A      CLASS B    CLASS C       CLASS A         CLASS B
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Management fees           0.40%        0.40%         0.40%        0.50%       0.50%      0.50%        0.60%           0.60%
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Distribution and/or
service (12b-1) fees
                          0.25%        1.00%*       1.00%*        0.25%      1.00%*     1.00%*        0.25%           1.00%*
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Other expenses++          0.26%        0.26%         0.26%        0.32%       0.32%      0.32%        0.28%           0.28%
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------
Total annual fund
operating expenses        0.91%        1.66%         1.66%        1.07%       1.82%      1.82%        1.13%           1.88%
----------------------- ----------- ------------- ------------ ------------ ---------- ---------- -------------- -----------------


------------------------------ ------------------------------- ----------------------------------
                                   MUNICIPAL INCOME FUND            STRATEGIC INCOME FUND(5)
------------------------------ ------------------------------- ----------------------------------
------------------------------ ------------- ----------------- ---------- ------------ ----------
                               CLASS A       CLASS B            CLASS A     CLASS B    CLASS C
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Management fees                   0.47%           0.47%          0.61%       0.61%       0.61%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Distribution and/or service
(12b-1) fees                      0.25%           1.00%*         0.25%      1.00%*      1.00%*
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Other expenses++                  0.26%           0.26%          0.35%       0.35%       0.35%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Total annual fund operating
expenses                          0.98%           1.73%          1.21%       1.96%       1.96%
------------------------------ ------------- ----------------- ---------- ------------ ----------

+ Expense information for the Loomis Sayles Limited Term Government and Agency Fund reflects a reduction in the advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets, effective March 21, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Loomis Sayles Investment Grade Bond Fund effective September 1, 2005 and October 1, 2005, respectively, and changes to the custodian fees and transfer agency fees for the other Funds effective October 1, 2005.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05%, 1.80%, and 1.80% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.45%, 2.20%, and 2.20% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(3) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 0.95%, 1.70% and 1.70% annually of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis.

(4) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.15% and 1.90% of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(5) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00% and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

EXAMPLE*

-------------- ------------------------------------------------------ -----------------------------------------------------
                                CORE PLUS BOND FUND                                     HIGH INCOME FUND
-------------- ------------------------------------------------------ -----------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                CLASS            CLASS                 CLASS           CLASS           CLASS                 CLASS
                   A               B                     C               A               B                     C
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                            (1)        (2)        (1)        (2)                  (1)        (2)        (1)        (2)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1 year           $552       $683       $183       $283       $183      $589       $721       $221       $321       $221
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
3 years          $794       $891       $591       $591       $591      $882       $982       $682       $682       $682
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
5 years         $1,054     $1,226     $1,026     $1,026     $1,026    $1,196     $1,370     $1,170     $1,170     $1,170
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
10 years**      $1,796     $2,038     $2,038     $2,234     $2,234    $2,086     $2,323     $2,323     $2,513     $2,513
---------------------------------------------------------------------------------------------------------------------------

--------------------- ------------------------------------------- ---------------------------------------------------
                             INVESTMENT GRADE BOND FUND               LIMITED TERM GOVERNMENT AND AGENCY FUND
--------------------- ------------------------------------------- ---------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                      CLASS        CLASS             CLASS         CLASS            CLASS               CLASS
                         A           B                 C              A               B                    C
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                (1)     (2)      (1)      (2)                  (1)        (2)        (1)      (2)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
1 year                 $539    $669     $169     $269     $169      $406       $685       $185      $285      $185
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
3 years                $727    $823     $523     $523     $523      $630       $873       $573      $573      $573
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
5 years                $931   $1,102    $902     $902     $902      $872      $1,185      $985      $985      $985
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
10 years**            $1,519  $1,766   $1,766   $1,965   $1,965    $1,566     $1,940     $1,940    $2,137    $2,137
---------------------------------------------------------------------------------------------------------------------

     ---------------- -------------------------- -------------------------------
                       MASSACHUSETTS TAX FREE         MUNICIPAL INCOME FUND
                             INCOME FUND
     ---------------- -------------------------- -------------------------------
     ---------------------------------------------------------------------------
                       CLASS        CLASS           CLASS           CLASS
                         A            B               A               B
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
                                 (1)      (2)                   (1)      (2)
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     1 year            $535      $691    $191       $545       $676      $176
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     3 years           $769      $891    $591       $748       $845      $545
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     5 years          $1,021    $1,216  $1,016      $967      $1,139     $939
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------
     10 years**       $1,741    $2,005  $2,005     $1,597     $1,842    $1,842
     ---------------------------------------------------------------------------

     ---------------- -------------------------------------------------------
                                      STRATEGIC INCOME FUND
     ---------------- -------------------------------------------------------
     ---------------- ---------- ------------------ -------------------------
                      CLASS A         CLASS B               CLASS C
     ---------------- ---------- ------------------ -------------------------
     ---------------- ---------- -------- --------- ----------- -------------
                                  (1)       (2)        (1)          (2)
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     1 year               $568    $699      $199       $299         $199
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     3 years              $817    $915      $615       $615         $615
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     5 years             $1,085  $1,257    $1,057     $1,057       $1,057
     ---------------- ---------- -------- --------- ----------- -------------
     ---------------- ---------- -------- --------- ----------- -------------
     10 years**          $1,850  $2,091    $2,091     $2,285       $2,285
     ---------------- ---------- -------- --------- ----------- -------------


(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.

*    The  Example for Core Plus Bond Fund is based on the Net  Expenses  for the
     1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.


                                                                      SP279-1005

                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND
              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the IXIS Advisor Income and Tax Free Income Funds Classes Y Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

(This supplement replaces the supplement for the Loomis Sayles Limited Term Government and Agency Fund dated March 21, 2005, the supplement for the Loomis Sayles Core Plus Bond Fund dated June 15, 2005 and the supplement for the Loomis Sayles Strategic Income Fund dated August 16, 2005)

Effective October 1, 2005 (September 1, 2005, for the Loomis Sayles Investment Grade Bond Fund), the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Also effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)


-------------------------------- ------------------------------ ------------------------------
                                        CORE PLUS BOND                   HIGH INCOME
                                            FUND(1)                         FUND*
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
                                            CLASS Y                        CLASS Y
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Management fees                              0.42%                          0.60%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Other expenses++                             0.45%                          0.49%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Total annual fund operating                                                 1.09%
expenses                                     0.87%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Fee Waiver and/or Expense                                                   0.00%
Reimbursement                                0.07%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Net Expenses                                 0.80%                          1.09%
-------------------------------- ------------------------------ ------------------------------


-------------------------------- ------------------------------ ------------------------------ ------------------------------
                                 INVESTMENT GRADE BOND FUND(2)   LIMITED TERM GOVERNMENT AND         STRATEGIC INCOME
                                                                        AGENCY FUND+                      FUND(3)
-------------------------------- ------------------------------ ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
                                            CLASS Y                        CLASS Y                        CLASS Y
-------------------------------- ------------------------------ ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
Management fees                              0.40%                          0.50%                          0.61%
-------------------------------- ------------------------------ ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%                          0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
Other expenses++                             0.21%                          0.24%                          0.28%
-------------------------------- ------------------------------ ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
Total annual fund operating
expenses                                     0.61%                          0.74%                          0.89%
-------------------------------- ------------------------------ ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
Fee Waiver and/or Expense
Reimbursement                                0.06%                          0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
Net Expenses                                 0.55%                          0.74%                          0.89%
-------------------------------- ------------------------------ ------------------------------ ------------------------------

+ Expense information for the Loomis Sayles Limited Term Government and Agency Fund reflects a reduction in the advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets, effective March 21, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Loomis Sayles Investment Grade Bond Fund effective September 1, 2005 and October 1, 2005, respectively, and changes to the custodian and transfer agency fees for the other Funds effective October 1, 2005.

* Class Y shares of the Loomis Sayles High Income Fund were not outstanding during 2004 and are not outstanding as of the date of this supplement. Expenses for Loomis Sayles High Income Fund have been estimated.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.80% of the Fund's average daily net assets for Class Y. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses to 0.55% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses to 1.00% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and will be reevaluated on an annual basis thereafter.

EXAMPLE*

---------------- --------------------------------- -----------------------------
                       CORE PLUS BOND FUND                 HIGH INCOME FUND
---------------- --------------------------------- -----------------------------
--------------------------------------------------------------------------------
                             CLASS Y                           CLASS Y
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 year                         $82                               $111
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 years                       $271                               $347
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 years                       $475                               $601
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 years                     $1,066                             $1,329
--------------------------------------------------------------------------------

---------------- --------------------------------- ---------------------------------- ----------------------------------
                    INVESTMENT GRADE BOND FUND        LIMITED TERM GOVERNMENT AND           STRATEGIC INCOME FUND
                                                              AGENCY FUND
---------------- --------------------------------- ---------------------------------- ----------------------------------
------------------------------------------------------------------------------------------------------------------------
                             CLASS Y                           CLASS Y                            CLASS Y
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
1 year                         $56                               $76                                $91
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
3 years                       $189                               $237                               $284
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
5 years                       $334                               $411                               $493
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
10 years                      $756                               $918                              $1,096
------------------------------------------------------------------------------------------------------------------------

* The Examples for the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Investment Grade Bond Fund are based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

                                                                      SP280-1005